Trade and other payables - Additional Information (Details) - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Deferred income		£ 21	£ 20
Interest payable		25	29
FII GLO (note 10(b))		336	813
Other payables		233	236
Interest related to adjusting tax payables		£ 117	£ 80	£ 71
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary		7.00%	7.00%
Factoring of receivables
Trade And Other Payables [Line Items]
Other payables		£ 112	£ 124
Interest on tax payables including FIIGLO
Trade And Other Payables [Line Items]
Interest payable		£ 335
Final judgment litigation settlement amount			800
Other payables			305
Percentage of base rate charged to net finance costs		2.00%
Other current payables		£ 222	479
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Trade And Other Payables [Line Items]
Interest related to adjusting tax payables	£ 30		£ 61	£ 60